LETTERHEAD OF WILLKIE FARR & GALLAGHER LLP

VIA EDGAR

April 30, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:   BlackRock Funds II

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

Post-Effective Amendment No. 80

Ladies and Gentlemen:

On behalf of BlackRock Funds II (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 80 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to the BlackRock Multi-Sector Bond Portfolio (the “Fund”).

The Amendment is being filed pursuant to 485(a)(1) under the 1933 Act in order to make certain changes, to the Fund’s fees and expenses, management, investment process, investment strategies and investment risks, as noted in a Supplement to the Fund’s Prospectus filed on April 30, 2012. In addition, we note that Fund was renamed the BlackRock Secured Credit Portfolio, and, as approved at a meeting of the Board of Trustees of the Registrant on April 10, 2012, the Fund’s investment objective has changed.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8510.

Very truly yours,

/s/ Anthony Geron

Anthony Geron

Enclosures

cc: Ben Archibald, Esq.

      Maria Gattuso, Esq.